Income Taxes (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes (Textual)
Corporate tax rate	24.00%	25.00%	26.50%
Undistributed earnings of foreign subsidiaries amount	$ 467
Unrecognized deferred tax liability	123
Net operating loss carrforwards	75,249
Capital loss carryforwards	$ 15,216
Corporate income tax rate description	In December 2016, the Israeli Parliament approved the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), 2016 which reduces the corporate income tax rate to 24% effective from January 1, 2017 and to 23% effective from January 1, 2018.
Taxable income description	Expire in the years 2018 through 2037.
Increases valuation allowance [Member]
Income Taxes (Textual)
Valuation allowance amount		$ 3,494	$ 1,329
Decrease valuation allowance [Member]
Income Taxes (Textual)
Valuation allowance amount	$ 1,586
Minimum [Member]
Income Taxes (Textual)
Corporate tax rate	21.00%
Maximum [Member]
Income Taxes (Textual)
Corporate tax rate	35.00%
U.S. subsidiary [Member]
Income Taxes (Textual)
Federal tax purposes	$ 38,006
State tax purposes	$ 8,295
German tax [Member]
Income Taxes (Textual)
Corporate tax rate	30.00%